Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0002039972
Registrant Name	Guardian Metal Resources PLC
Registration File Number	333-293793
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES